Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Basic and Diluted Earnings Per Common Share
Basic and diluted earnings per common share are computed by dividing net income/(loss) for the year by the weighted average number of shares outstanding during the period, excluding shares held in treasury.

	12.31.2021	12.31.2020	12.31.2019

Losses attributable to owners of Embraer	(44.7)	(731.9)	(322.3)

	(44.7)	(731.9)	(322.3)

Weighted average number of shares (in thousands)	734,730	736,164	735,850
Basic and diluted earnings per share - U.S. dollars	(0.06)	(0.99)	(0.44)